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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4537

Liberty All-Star Growth Fund, Inc.
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	12/31/06

Date of reporting period:	3/31/06

Item 1. Schedule of Investments.

Schedule of Investments as of March 31, 2006 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (98.1%)

CONSUMER DISCRETIONARY (15.4%)

Auto Components (1.2%)
Johnson Controls, Inc.	10,665	$809,794
LKQ Corp. (a)	57,814	1,203,109
		2,012,903

Automobiles (1.0%)
Thor Industries, Inc.	30,656	1,635,804

Diversified Consumer Services (2.2%)
Apollo Group, Inc., Class A (a)	13,225	694,445
Bright Horizons Family Solutions, Inc. (a)	47,673	1,846,375
Strayer Education, Inc.	5,300	541,978
Universal Technical Institute, Inc. (a)	21,275	640,378
		3,723,176

Hotels, Restaurants & Leisure (4.8%)
The Cheesecake Factory, Inc. (a)	49,111	1,839,207
Life Time Fitness, Inc. (a)	29,273	1,371,440
Marriott International, Inc., Class A	22,841	1,566,892
P.F. Chang’s China Bistro, Inc. (a)	25,455	1,254,677
Texas Roadhouse, Inc., Class A (a)	37,830	646,515
Wynn Resorts Ltd. (a)	18,600	1,429,410
		8,108,141

Internet & Catalog Retail (1.8%)
eBay, Inc. (a)	65,500	2,558,430
Netflix, Inc. (a)	16,135	467,754
		3,026,184

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)

Media (0.3%)
Carmike Cinemas, Inc.	13,956	$336,758
Westwood One, Inc.	19,618	216,583
		553,341

Multi-line Retail (1.3%)
Dollar Tree Stores, Inc. (a)	33,229	919,446
Kohl’s Corp. (a)	22,992	1,218,806
		2,138,252

Specialty Retail (2.0%)
Bed Bath & Beyond, Inc. (a)	34,800	1,336,320
Chico’s FAS, Inc. (a)	16,400	666,496
Guitar Center, Inc. (a)	13,509	644,379
Staples, Inc.	33,350	851,092
		3,498,287

Textiles, Apparel & Luxury Goods (0.8%)
NIKE, Inc., Class B	16,980	1,444,998

CONSUMER STAPLES (1.3%)

Beverages (0.8%)
PepsiCo, Inc.	22,765	1,315,590

Food & Staples Retailing (0.5%)
Walgreen Co.	20,340	877,264

ENERGY (6.9%)

Energy Equipment & Services (4.5%)
Atwood Oceanics, Inc. (a)	5,568	562,424
CARBO Ceramics, Inc.	16,831	957,852

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)

Energy Equipment & Services (continued)
FMC Technologies, Inc. (a)	10,900	$558,298
Hydril (a)	12,246	954,576
National-Oilwell Varco, Inc. (a)	19,000	1,218,280
Patterson-UTI Energy, Inc.	33,197	1,060,976
Schlumberger Ltd.	9,885	1,251,144
Smith International, Inc.	28,300	1,102,568
		7,666,118

Oil, Gas & Consumable Fuels (2.4%)
Golar LNG Ltd. (a)	48,568	658,582
Plains Exploration & Production Co. (a)	24,500	946,680
Suncor Energy, Inc.	15,395	1,185,723
Ultra Petroleum Corp. (a)	9,200	573,252
Whiting Petroleum Corp. (a)	17,600	721,424
		4,085,661

FINANCIALS (8.0%)

Capital Markets (3.4%)
Affiliated Managers Group, Inc. (a)	24,400	2,601,284
The Charles Schwab Corp.	39,070	672,395
The Goldman Sachs Group, Inc.	12,530	1,966,709
SEI Investments Co.	13,000	526,890
		5,767,278

Commercial Banks (1.2%)
Commerce Bancorp, Inc.	29,800	1,092,170
Signature Bank (a)	28,100	915,779
		2,007,949

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)

Consumer Finance (1.3%)
Capital One Financial Corp.	11,845	$953,759
SLM Corp.	23,335	1,212,020
		2,165,779

Diversified Financial Services (0.9%)
Financial Federal Corp.	53,417	1,565,118

Insurance (1.2%)
Brown & Brown, Inc.	38,988	1,294,402
National Interstate Corp.	39,800	865,650
		2,160,052

HEALTH CARE (18.5%)

Biotechnology (5.3%)
Amgen, Inc. (a)	23,280	1,693,620
Charles River Laboratories International, Inc. (a)	19,029	932,802
Cubist Pharmaceuticals, Inc. (a)	21,800	500,746
CV Therapeutics, Inc. (a)	22,200	490,176
Enzon Pharmaceuticals, Inc. (a)	37,676	305,176
Genentech, Inc. (a)	15,800	1,335,258
Martek Biosciences Corp. (a)	35,023	1,149,805
MedImmune, Inc. (a)	19,275	705,079
Neurocrine Biosciences, Inc. (a)	5,700	367,878
Nuvelo, Inc. (a)	15,600	277,992
Onyx Pharmaceuticals, Inc. (a)	27,100	711,646
Vertex Pharmaceuticals, Inc. (a)	13,400	490,306
		8,960,484

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)

Health Care Equipment & Supplies (6.2%)
Adeza Biomedical Corp. (a)	28,915	$610,974
Computer Programs and Systems, Inc.	10,039	501,950
IntraLase Corp. (a)	51,200	1,187,840
Intuitive Surgical, Inc. (a)	5,700	672,600
Medtronic, Inc.	51,725	2,625,043
PolyMedica Corp.	43,397	1,838,297
ResMed, Inc. (a)	61,658	2,711,719
SurModics, Inc. (a)	11,172	395,042
		10,543,465

Health Care Providers & Services (5.7%)
The Advisory Board Co. (a)	18,700	1,042,899
Caremark Rx, Inc. (a)	25,915	1,274,500
Cerner Corp. (a)	11,800	559,910
Chemed Corp.	18,369	1,090,016
Express Scripts, Inc., Class A (a)	12,200	1,072,380
Lincare Holdings, Inc. (a)	32,443	1,263,979
PSS World Medical, Inc. (a)	34,427	664,097
UnitedHealth Group, Inc.	26,450	1,477,497
VCA Antech, Inc. (a)	46,649	1,328,564
		9,773,842

Pharmaceuticals (1.3%)
Salix Pharmaceuticals Ltd. (a)	32,700	539,877
Sanofi-Aventis (b)	34,610	1,642,244
		2,182,121

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)

INDUSTRIALS (15.9%)

Air Freight & Logistics (1.7%)
UTI Worldwide, Inc.	93,621	$2,958,423

Commercial Services & Supplies (7.4%)
Alliance Data Systems Corp. (a)	27,200	1,272,144
The Corporate Executive Board Co.	29,716	2,998,345
CRA International, Inc. (a)	9,902	487,773
Monster Worldwide, Inc. (a)	17,900	892,494
Resources Connection, Inc. (a)	78,020	1,943,478
Robert Half International, Inc.	22,600	872,586
Stericycle, Inc. (a)	14,337	969,468
VistaPrint Ltd. (a)	7,024	209,666
Waste Connections, Inc. (a)	24,893	990,990
West Corp. (a)	42,935	1,917,477
		12,554,421

Construction & Engineering (0.2%)
Williams Scotsman International, Inc. (a)	15,717	393,711

Electrical Equipment (1.0%)
Energy Conversion Devices, Inc. (a)	16,500	811,470
Rockwell Automation, Inc.	12,080	868,673
		1,680,143

Industrial Conglomerates (0.6%)
3M Co.	12,890	975,644

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)

Machinery (2.7%)
Danaher Corp.	43,270	$2,749,809
Joy Global, Inc.	19,300	1,153,561
Wabtec Corp.	18,839	614,151
		4,517,521

Trading Companies & Distributors (2.3%)
Fastenal Co.	73,200	3,465,288
GATX Corp.	12,400	511,996
		3,977,284

INFORMATION TECHNOLOGY (30.4%)

Communications Equipment (5.1%)
Avocent Corp. (a)	20,317	644,862
Cisco Systems, Inc. (a)	50,468	1,093,641
Corning, Inc. (a)	58,030	1,561,587
F5 Networks, Inc. (a)	11,500	833,635
Ixia (a)	26,772	381,769
Polycom, Inc. (a)	55,465	1,202,481
QUALCOMM, Inc.	24,285	1,229,064
Research In Motion Ltd. (a)	19,600	1,663,648
		8,610,687

Computers & Peripherals (3.1%)
Dell, Inc. (a)	50,980	1,517,165
EMC Corp. (a)	99,230	1,352,505
Network Appliance, Inc. (a)	68,515	2,468,595
		5,338,265

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)

Electronic Equipment & Instruments (2.6%)
Cogent, Inc. (a)	25,600	$469,504
Cognex Corp.	27,528	815,930
Daktronics, Inc.	8,745	319,193
FLIR Systems, Inc. (a)	22,795	647,606
Hittite Microwave Corp. (a)	30,411	1,025,155
National Instruments Corp.	33,483	1,092,215
		4,369,603

Internet Software & Services (3.7%)
Ctrip.com International Ltd. (a)(b)	9,105	752,983
SINA Corp. (a)	10,000	279,000
WebEx Communications, Inc. (a)	24,909	838,686
Websense, Inc. (a)	17,600	485,408
Yahoo!, Inc. (a)	124,280	4,009,273
		6,365,350

IT Services (5.3%)
CheckFree Corp. (a)	15,200	767,600
Cognizant Technology Solutions Corp., Class A (a)	19,800	1,177,902
First Data Corp.	30,540	1,429,883
Forrester Research, Inc. (a)	31,409	701,049
IHS, Inc., Class A (a)	23,688	647,867
Infosys Technologies Ltd. (b)	8,290	645,459
Paychex, Inc.	41,250	1,718,475
SRA International, Inc., Class A (a)	50,324	1,898,724
		8,986,959

Office Electronics (0.6%)
Zebra Technologies Corp., Class A (a)	21,680	969,530

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)

Semiconductors & Semiconductor Equipment (5.2%)
Broadcom Corp., Class A (a)	31,700	$1,368,172
Linear Technology Corp.	32,915	1,154,658
Marvell Technology Group Ltd. (a)	17,900	968,390
Microchip Technology, Inc.	54,423	1,975,555
Silicon Laboratories, Inc. (a)	27,300	1,500,135
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	178,326	1,793,960
		8,760,870

Software (4.8%)
Adobe Systems, Inc.	35,100	1,225,692
American Reprographics Co. (a)	45,349	1,573,157
ANSYS, Inc. (a)	10,600	573,990
NAVTEQ Corp. (a)	22,900	1,159,885
Opsware, Inc. (a)	100,200	858,714
Red Hat, Inc. (a)	40,400	1,130,392
Salesforce.com, Inc. (a)	30,800	1,118,964
SAP AG (b)	11,055	600,507
		8,241,301

MATERIALS (1.1%)

Chemicals (1.1%)
Praxair, Inc.	34,605	1,908,466

TELECOMMUNICATION SERVICES (0.6%)

Diversified Telecommunication Services (0.6%)
NeuStar, Inc., Class A (a)	32,570	1,009,670

TOTAL COMMON STOCKS (COST OF $127,960,193)		166,829,655

See Notes to Schedule of Investments.

	PAR VALUE	MARKET VALUE
SHORT-TERM INVESTMENT (2.5%)

REPURCHASE AGREEMENT (2.5%)
Repurchase agreement with State Street Bank & Trust Co., dated 03/31/06, due 04/03/06 at 4.37%, collateralized by a U.S. Treasury Bond maturing 03/15/10, market value of $4,270,986 (repurchase proceeds $4,183,523) (Cost of $4,182,000)	$4,182,000	$4,182,000

TOTAL INVESTMENTS (100.6%) (COST OF $132,142,193)		171,011,655

OTHER ASSETS & LIABILITIES, NET (-0.6%)		(995,955)

NET ASSETS (100.0%)		$170,015,700

NET ASSET VALUE PER SHARE (27,250,328 SHARES OUTSTANDING)		$6.24

NOTES TO SCHEDULE OF INVESTMENTS:

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing in more than 60 days for which market quotations are readily available are valued at current market value. Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Board of Directors.

(a) Non-income producing security.

(b) Represents an American Depositary Receipt.

Gross unrealized appreciation and depreciation of investments at March 31, 2006 is as follows:
Gross unrealized appreciation	$43,768,443
Gross unrealized depreciation	(4,898,981)
Net unrealized appreciation	$38,869,462

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Liberty All-Star Growth Fund, Inc.

By (Signature and Title)	/S/ William R. Parmentier, Jr.
William R. Parmentier, Jr., President

Date	May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ William R. Parmentier, Jr.
William R. Parmentier, Jr., President

Date	May 25, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	May 25, 2006